                                     [logo]

                               MERRIMAC CASH FUND

                               Semiannual Report
                                 June 30, 2002

[LOGO]

August 1, 2002

Dear Shareholder:

We are pleased to provide you with the Semi-Annual Report for the Merrimac Cash Fund as of June 30, 2002. The Merrimac Cash Fund is a feeder fund and invests all of its assets in a master portfolio, the Merrimac Cash Portfolio, rather than creating its own portfolio of investment securities. In this way, the fund obtains the economies and efficiencies of investment by a larger pool of assets. The investment objective of Merrimac Cash Fund and the Merrimac Cash Portfolio are identical. They seek as high a level of current income as is consistent with the preservation of capital and liquidity.

The first half of 2002 was characterized by a flat short-term interest rate environment while the markets waited for a sign of economic recovery. Speculation as to when the Federal Reserve Open Market Committee would make an adjustment in target rates kept pushing the date further into the future. As the second half of the year began, there was not even consensus among economists as to whether the next move would be up or down. The uncertainty made management of money market fund portfolios a particularly challenging experience.

The Premium Class of the Merrimac Cash Fund had an annualized total return of 2.02% for the period, maintaining it as one of the top performing institutional money market funds. We commend Allmerica Asset Management, Inc., the sub-adviser of Merrimac Cash Portfolio, for achieving continued excellent performance.

We thank you, our shareholders, for your support and participation. We look forward to continuing to serve you in the future.

Very truly yours,

/s/ Paul J. Jasinski

Paul J. Jasinski
President

   200 Clarendon Street - Boston, Massachusetts - 02116 - 888.MERRMAC - FAX:
                                  617.587.4402

         MAILING ADDRESS: P.O. Box 9130 - Boston, Massachusetts - 02117

                               MERRIMAC CASH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
    Investment in Merrimac Cash Portfolio, at
     value (Note 1)                                   $  1,153,878,939
    Prepaid expenses                                             6,029
                                                      ----------------
        Total assets                                     1,153,884,968
                                                      ----------------
LIABILITIES
    Distributions payable to shareholders                    1,980,143
    Accrued expenses                                            62,422
                                                      ----------------
        Total liabilities                                    2,042,565
                                                      ----------------
NET ASSETS                                            $  1,151,842,403
                                                      ================
NET ASSETS CONSIST OF:
    Paid in capital                                   $  1,151,947,436
    Accumulated net realized loss on investments              (105,033)
                                                      ----------------
        Total net assets                              $  1,151,842,403
                                                      ================
TOTAL NET ASSETS
    Premium Class                                     $  1,151,842,403
                                                      ================
SHARES OF BENEFICIAL INTEREST OUTSTANDING
    Premium Class                                        1,151,937,680
                                                      ================

NET ASSET VALUE, MAXIMUM OFFER AND REDEMPTION
  PRICE PER SHARE                                     $           1.00
                                                      ================

                            STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
  (NOTE 1)
    Interest and dividends                            $     11,746,509
    Expenses                                                  (937,465)
                                                      ----------------
        Net investment income from Portfolio                10,809,044
                                                      ----------------
FUND EXPENSES
    Accounting, transfer agency and administration
     fees (Note 4)                                              53,809
    Audit                                                        8,235
    Legal                                                        2,527
    Printing                                                     3,369
    Insurance                                                    5,615
    Trustees fees and expenses                                   5,241
    Miscellaneous                                                6,363
                                                      ----------------
        Total Expenses                                          85,159
                                                      ----------------

NET INVESTMENT INCOME                                       10,723,885
                                                      ----------------

NET REALIZED GAIN ON INVESTMENTS ALLOCATED FROM
  PORTFOLIO                                                      9,008
                                                      ----------------

NET INCREASE IN NET ASSETS FROM OPERATIONS            $     10,732,893
                                                      ================

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                SIX MONTHS
                                                   ENDED
                                               JUNE 30, 2002           YEAR ENDED
                                                (UNAUDITED)         DECEMBER 31, 2001
                                            -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income                   $       10,723,885     $       43,078,103
    Net realized gain allocated from
      Portfolio                                          9,008                 42,031
                                            ------------------     ------------------
        Net increase in net assets from
          operations                                10,732,893             43,120,134
                                            ------------------     ------------------
DIVIDENDS DECLARED FROM NET INVESTMENT
  INCOME
    Premium Class                                  (10,723,882)           (43,077,997)
    Institutional Class                                     (3)                  (106)
                                            ------------------     ------------------
        Total dividends declared                   (10,723,885)           (43,078,103)
                                            ------------------     ------------------
    Proceeds from shares sold                    2,263,809,088          4,272,607,000
    Proceeds from dividends reinvested               2,533,574             13,783,031
    Payment for shares redeemed                 (2,068,403,017)        (3,940,937,653)
                                            ------------------     ------------------
        Net increase in net assets
          derived from share
          transactions                             197,939,645            345,452,378
                                            ------------------     ------------------

NET INCREASE IN NET ASSETS                         197,948,653            345,494,409
NET ASSETS
    Beginning of period                            953,893,750            608,399,341
                                            ------------------     ------------------
    End of period                           $    1,151,842,403     $      953,893,750
                                            ==================     ==================

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                     PREMIUM CLASS
                           ------------------------------------------------------------------
                             SIX MONTHS
                               ENDED                    YEAR ENDED DECEMBER 31,
                           JUNE 30, 2002   --------------------------------------------------
                            (UNAUDITED)      2001      2000      1999      1998       1997
                           --------------  --------  --------  --------  --------  ----------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $    1.000    $  1.000  $  1.000  $  1.000  $  1.000  $    1.000
    Net investment income         0.010       0.042     0.063     0.051     0.055       0.055
    Dividends from net
      investment income          (0.010)     (0.042)   (0.063)   (0.051)   (0.055)     (0.055)
                           --------------   -------   -------   -------   -------   ---------

NET ASSET VALUE, END OF
  PERIOD                     $    1.000    $  1.000  $  1.000  $  1.000  $  1.000  $    1.000
                           ============     =======   =======   =======   =======   =========

TOTAL RETURN(1)                    2.02%       4.31%     6.52%     5.26%     5.59%       5.64%

ANNUALIZED RATIOS TO
  AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA
    Net expenses                   0.19%       0.20%     0.21%     0.21%     0.16%       0.18%
    Net investment income          2.00        4.12      6.32      5.13      5.46        5.49
    Net expenses before
      waiver                         --          --        --        --      0.20        0.21
    Net assets, end of
      period (000s
      omitted)               $1,151,842    $953,892  $608,384  $808,103  $655,049  $1,119,556

                                                  INSTITUTIONAL CLASS
                           ------------------------------------------------------------------
                             SIX MONTHS
                               ENDED                    YEAR ENDED DECEMBER 31,
                           JUNE 30, 2002   --------------------------------------------------
                            (UNAUDITED)      2001      2000      1999      1998       1997
                           --------------  --------  --------  --------  --------  ----------

NET ASSET VALUE,
  BEGINNING OF PERIOD        $    1.000    $  1.000  $  1.000  $  1.000  $  1.000  $    1.000
    Net investment income         0.009       0.040     0.061     0.049     0.052       0.052
    Dividends from net
      investment income          (0.009)     (0.040)   (0.061)   (0.049)   (0.052)     (0.052)
                           ------------     -------   -------   -------   -------   ---------

NET ASSET VALUE, END OF
  PERIOD                     $    1.000(2) $  1.000  $  1.000  $  1.000  $  1.000  $    1.000
                           ============     =======   =======   =======   =======   =========

TOTAL RETURN(1)                    1.73%       4.05%     6.25%     4.99%     5.33%       5.37%

ANNUALIZED RATIOS TO
  AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA
    Net expenses                   0.44%       0.45%     0.46%     0.46%     0.41%       0.43%
    Net investment income          1.75        4.21      6.07      4.88      5.21        5.24
    Net expenses before
      waiver                         --          --        --        --      0.45        0.46
    Net assets, end of
      period (000s
      omitted)               $       --    $      2  $     15  $  3,688  $  9,857  $  198,427

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total return is computed on an annualized basis.

(2)  As of June 28, 2002, the Institutional Class had no shares outstanding.

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                          NOTES TO FINANCIAL STATEMENT
                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. The Merrimac Cash Fund (the "Fund") is a separate diversified investment portfolio or series of the Trust. The Fund consists of two classes of shares, the Premium Class and the Institutional Class.

       The Fund seeks to achieve its investment objective by investing all of its investable assets in the Merrimac Cash Portfolio (the "Portfolio"), an open-end management investment company and a series of the Merrimac Master Portfolio. The Fund has the same investment objective as the Portfolio. The Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. At June 30, 2002 the investment by the Fund represents ownership of a proportionate interest of 20.46% of the Portfolio.

       It is the policy of the Fund to maintain a net asset value of $1.00 per share. The Fund has adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable it to do so. However, there is no assurance that the Fund will be able to maintain a stable net asset value.

       The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       The Fund records investments in the Portfolio at value. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

       The Portfolio records securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. The Fund's net investment income consists of its pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with GAAP.

     C. FEDERAL INCOME TAXES

       The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, the Fund must distribute all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

(2)   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends on the shares of the Fund are declared each business day to shareholders of record on that day, and paid or reinvested as of the first business day of the following month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.

(3)   SHAREHOLDER SERVICING PLAN

       The Trust has adopted a Shareholder Servicing Plan with respect to the Institutional Class under which certain service organizations may be compensated for providing shareholder accounting and other administrative services for their clients. The Institutional Class will pay an annual fee of 0.25% of the value of the assets that an organization services on behalf of its clients.

                               MERRIMAC CASH FUND
                          NOTES TO FINANCIAL STATEMENT
                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

(4)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Portfolio retains Investors Bank & Trust Company -- Advisory Division (the "Adviser") as investment adviser. Allmerica Asset Management, Inc. ("AAM") serves as sub-adviser to the Portfolio. The Fund pays no direct fees for such services, but indirectly bears its pro rata share of the compensation paid by the Portfolio. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

       Investors Bank & Trust Company ("Investors Bank") or its subsidiary, IBT Fund Services (Canada), Inc. serves as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund.

       Certain trustees and officers of the Trust are directors or officers of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

(5)   INVESTMENT TRANSACTIONS

       The Fund's investments in and withdrawals from the Portfolio for six months ended June 30, 2002 aggregated $2,266,342,662 and $2,079,242,806 respectively.

(6)   SHARES OF BENEFICIAL INTEREST

       The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows:

                                                  PREMIUM CLASS                  INSTITUTIONAL CLASS
                                         --------------------------------  -------------------------------
                                                             YEAR ENDED                       YEAR ENDED
                                         SIX MONTHS ENDED   DECEMBER 31,   SIX MONTHS ENDED  DECEMBER 31,
                                          JUNE 30, 2002         2001        JUNE 30, 2002        2001
                                         --------------------------------  -------------------------------
         Shares sold...................    2,263,809,088   4,272,607,000            --               --
         Shares reinvested.............        2,533,568    13,782,612               6              419
         Shares redeemed...............   (2,068,401,106)  (3,940,923,952)      (1,911)         (13,701)
                                          --------------   --------------       ------          -------
         Net increase (decrease) in
           shares......................      197,941,550   345,465,660          (1,905)         (13,282)
                                          ==============   ==============       ======          =======

       At June 30, 2002, Investors Bank, as agent for its clients, and affiliates of AAM were record holders of 72% and 17%, respectively, of the Cash Fund's outstanding shares.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         YIELD TO                PAR
                                                         MATURITY  MATURITY     VALUE         VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 38.1%
Allianz Finance Corp...................................   2.02%    09/13/02  $35,000,000  $  34,856,111
                         ..............................   2.02     11/06/02   20,000,000     19,857,778
Amstel Funding Corporation.............................   1.95     08/13/02   35,000,000     34,918,479
                         ..............................   1.85     08/26/02   50,000,000     49,856,889
                         ..............................   2.24     09/27/02   20,500,000     20,388,754
                         ..............................   1.96     10/15/02   25,000,000     24,857,194
                         ..............................   1.91     10/25/02   20,000,000     19,877,556
                         ..............................   2.02     11/15/02   23,124,000     22,948,001
                         ..............................   2.03     11/22/02   25,000,000     24,799,000
                         ..............................   2.05     11/29/02   25,000,000     24,787,132
                         ..............................   1.99     12/10/02   20,000,000     19,822,700
ASAP International Group Plc.+.........................   2.10     07/02/02   25,000,000     24,998,542
Banque et Caisse D'Epargne de l'Etat...................   2.62     12/20/02   25,000,000     24,693,028
Danske Corporation.....................................   2.07     10/21/02   35,000,000     34,776,778
Deer Park Refining L.P.................................   1.91     07/08/02   25,000,000     25,000,000
                         ..............................   1.90     08/05/02   25,000,000     25,000,000
                         ..............................  1.91-1.95 08/14/02   65,000,000     65,000,000
Den Norske Bank ASA....................................   2.61     12/20/02   25,000,000     24,694,222
Goldman Sachs Group, Inc...............................   2.23     12/10/02   25,000,000     25,000,000
                         ..............................   2.27     12/23/02   25,000,000     25,000,000
High Peak Funding LLC..................................   1.91     07/15/02   25,000,000     24,981,527
                         ..............................   1.88     08/08/02   25,000,000     24,950,653
                         ..............................   1.86     08/14/02   25,000,000     24,943,472
                         ..............................   1.88     08/15/02   30,000,000     29,929,875
                         ..............................  1.85-2.23 09/09/02   75,000,000     74,698,612
                         ..............................   1.86     09/16/02   35,000,000     34,861,507
                         ..............................   2.17     10/15/02   25,000,000     24,841,736
                         ..............................   2.06     11/12/02   25,000,000     24,810,167
HSBC USA, Inc..........................................   1.90     07/08/02   35,000,000     34,987,069
                         ..............................   2.07     08/16/02   50,000,000     49,867,750
                         ..............................   2.09     09/03/02   15,000,000     14,944,534
                         ..............................   2.18     09/18/02   30,000,000     29,856,484
                         ..............................   1.93     09/25/02   25,000,000     24,885,632
                         ..............................   2.21     10/07/02   15,000,000     14,910,983
                         ..............................   1.90     12/13/02   25,000,000     24,784,583
Ivory Funding Corporation..............................   1.95     07/10/02   20,100,000     20,090,201
                         ..............................   1.90     07/15/02   20,000,000     19,985,300
                         ..............................   2.00     08/01/02   13,335,000     13,312,034
                         ..............................   2.20     08/15/02   28,533,000     28,455,247
                         ..............................   1.87     08/20/02   25,250,000     25,184,771
                         ..............................  1.85-1.98 08/27/02   64,255,000     64,058,390
                         ..............................  1.90-2.15 09/09/02   45,876,000     45,694,768
                         ..............................   1.91     09/16/02   20,000,000     19,918,722
                         ..............................   1.92     09/30/02   21,000,000     20,898,611
Lehman Brothers Holdings, Inc..........................   1.99     08/05/02   40,000,000     39,922,611
Morgan Stanley, Dean Witter & Co.......................   1.91     07/01/02   95,000,000     95,000,000
Newbury Funding Ltd....................................   1.89     08/02/02   20,000,000     19,966,578
                         ..............................   1.96     08/22/02   20,000,000     19,943,666
SBC Communications, Inc.+..............................   1.84     08/12/02   25,000,000     24,946,625
                       +...............................   1.83     09/09/02   20,000,000     19,929,222
Sigma Finance Corporation..............................   2.18     12/16/02   20,000,000     19,799,333
Stanley Works+.........................................   1.90     07/08/02   40,000,000     39,985,222
Texas Agriculture Finance Authority....................   1.88     08/08/02   34,000,000     33,932,888
UBS Finance Delaware...................................   2.00     07/01/02   75,000,000     75,000,000
Verizon Global Funding Corporation.....................   2.08     10/04/02   20,000,000     19,890,223
Westdeutsche Landesbank Girozentral....................   2.41     01/16/03   30,000,000     29,606,975

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         YIELD TO                PAR
                                                         MATURITY  MATURITY     VALUE         VALUE
-------------------------------------------------------------------------------------------------------
Westways Funding I Limited.............................   1.90%    10/01/02  $50,000,000  $  49,758,500
Westways Funding IV Limited............................   1.90     07/24/02   25,000,000     24,969,812
                         ..............................   1.99     08/12/02   25,000,000     24,942,250
Westways Funding V Limited.............................   1.90     08/15/02   55,000,000     54,870,062
                         ..............................   1.92     09/13/02   28,000,000     27,890,069
Wyeth..................................................   1.93     07/24/02   50,000,000     49,938,667
                         ..............................   1.91     08/01/02   65,000,000     64,893,652
                         ..............................   1.91     08/05/02   10,000,000      9,981,528
                         ..............................   1.91     09/05/02   55,000,000     54,807,408
                         ..............................   1.91     09/20/02   44,000,000     43,811,900
                         ..............................   1.89     09/23/02   20,000,000     19,912,267
                                                                                          -------------
                                                                                          2,150,684,250
                                                                                          -------------
VARIABLE RATE NOTES* - 29.2%
American Express Credit Corporation....................   1.83     07/08/02  100,000,000    100,000,000
                         ..............................   1.88     07/15/02   50,000,000     50,025,957
American Honda Finance Corporation.....................   1.98     07/16/02   75,000,000     75,000,000
                         ..............................   1.92     08/08/02  100,000,000    100,000,000
                         ..............................   1.91     09/06/02   30,000,000     30,000,000
Bayerische Landesbank Girozentrale.....................  2.16-2.26 07/01/02   60,000,000     60,000,000
Bear Stearns Companies, Inc............................  1.89-2.18 07/01/02   40,000,000     40,000,000
                         ..............................   2.37     07/11/02   10,000,000     10,010,352
Beta Finance, Inc......................................   1.84     07/01/02   45,000,000     44,992,586
Branch Banking & Trust.................................   1.84     08/12/02   50,000,000     49,993,884
Caterpillar Financial Services Corporation.............   2.21     08/01/02   20,000,000     20,005,462
Credit Suisse First Boston USA, Inc....................  2.11-2.35 07/01/02   63,500,000     63,594,718
                         ..............................   1.89     07/15/02   92,000,000     92,000,000
                         ..............................   2.13     07/29/02   50,000,000     50,095,241
Donaldson, Lufkin & Jenrette, Inc......................   2.22     08/22/02   10,000,000     10,005,611
                         ..............................   2.44     12/10/02   10,000,000     10,016,031
First Tennessee Bank...................................   1.86     07/01/02   40,000,000     40,000,000
                         ..............................   1.85     09/05/02   40,000,000     40,000,000
FleetBoston Financial Corporation......................   2.24     07/26/02    5,000,000      5,001,050
General Electric Capital Corporation...................   1.91     07/01/02   24,000,000     23,989,788
                         ..............................   1.79     07/19/02   25,000,000     24,997,890
                         ..............................   1.86     07/22/02   14,000,000     14,002,842
Goldman Sachs Group, Inc. Promissory Note+.............   2.05     07/01/02   35,000,000     35,000,000
                                       +...............   2.05     07/04/02   25,000,000     25,000,000
Household Finance Corporation..........................   1.89     07/01/02   50,000,000     50,000,000
                         ..............................   1.91     07/16/02   10,000,000     10,000,000
                         ..............................   2.02     09/26/02   17,000,000     17,004,273
Key Bank N.A...........................................  1.88-2.06 07/01/02  130,000,000    130,011,725
                         ..............................   1.81     07/08/02   25,000,000     24,997,381
                         ..............................   1.93     07/15/02   30,000,000     30,019,547
                         ..............................  1.80-1.99 08/01/02   68,500,000     68,540,527
                         ..............................   2.00     08/07/02   19,000,000     19,009,937
Lehman Brothers Holdings, Inc..........................   2.35     07/01/02   50,000,000     50,086,370
                         ..............................   2.44     09/12/02   28,900,000     28,972,719
Links Securities LLC...................................   1.87     07/01/02   35,000,000     35,000,000
Merrill Lynch & Co., Inc...............................   2.04     07/01/02   10,000,000     10,002,989
Morgan Stanley, Dean Witter & Co.......................   1.90     07/15/02   10,000,000     10,000,000
Paccar Financial Corp..................................   2.01     09/17/02   10,000,000     10,012,642

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         YIELD TO                PAR
                                                         MATURITY  MATURITY     VALUE         VALUE
-------------------------------------------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc.....................   2.10%    07/01/02  $15,000,000  $  15,019,076
                         ..............................   2.22     07/23/02   14,400,000     14,402,750
Sigma Finance Corporation..............................  1.91-1.93 07/01/02  110,000,000    110,000,319
                                                                                          -------------
                                                                                          1,646,811,667
                                                                                          -------------
CORPORATE DEBT - 15.5%
Associates First Capital Corporation...................   2.35     07/15/02    8,000,000      8,010,745
                         ..............................   2.59     04/15/03   11,500,000     11,803,214
Bank One Corporation...................................  2.95-4.28 08/01/02   36,850,000     36,935,307
Bear Stearns Companies, Inc............................  2.05-6.50 08/01/02   31,760,000     31,838,162
                         ..............................   2.24     08/06/02    8,600,000      8,619,884
                         ..............................   2.54     03/03/03   25,000,000     25,000,000
                         ..............................   2.98     04/15/03    8,776,000      9,032,186
Beta Finance, Inc......................................   2.50     10/15/02   30,000,000     30,000,000
CitiFinancial Credit Company...........................   3.78     07/01/02    5,000,000      5,000,000
First Data Corporation.................................   2.43     04/01/03   20,000,000     20,618,364
Firstar Bank NA........................................   3.79     07/15/02   16,000,000     16,016,343
General Electric Capital Corporation...................   2.14     10/01/02   25,000,000     25,284,323
                         ..............................   2.51     10/08/02   10,000,000     10,107,717
                         ..............................   2.39     02/03/03   21,555,000     22,131,773
Goldman Sachs Group, Inc...............................   2.04     07/01/02   20,000,000     20,000,000
                         ..............................  2.35-2.38 07/15/02   23,388,000     23,425,727
                         ..............................   2.07     12/09/02   25,000,000     25,000,000
GTE Corporation........................................   2.88     08/14/02    5,000,000      5,021,906
GTE South, Inc.........................................   2.24     08/01/02    6,700,000      6,721,494
Heller Financial, Inc..................................   2.09     07/22/02    7,205,000      7,223,199
                         ..............................  2.15-5.55 08/23/02   59,030,000     59,485,957
                         ..............................   2.47     01/15/03   10,000,000     10,209,237
Links Securities LLC...................................   2.18     11/15/02   25,000,000     24,983,037
Merrill Lynch & Co., Inc...............................   2.27     02/12/03   15,000,000     15,339,837
                         ..............................   2.45     03/24/03   45,000,000     45,000,000
Morgan Stanley, Dean Witter & Co.......................   2.48     08/01/02    8,500,000      8,527,832
                         ..............................  2.33-2.40 01/15/03   48,545,000     49,769,755
National City Bank of Indiana..........................   2.30     12/20/02   50,000,000     50,000,000
SBC Communications, Inc.+..............................   4.25     06/05/03   70,000,000     70,984,307
Sigma Finance Corporation..............................   1.86     09/05/02   40,000,000     39,996,099
                         ..............................   1.85     09/10/02   10,000,000     10,034,175
                         ..............................   1.90     09/19/02   50,000,000     50,022,479
                         ..............................   2.56     01/27/03    5,000,000      4,986,214
Suntrust Banks, Inc....................................  3.79-4.13 07/01/02   10,000,000     10,000,000
Target Corporation.....................................   3.49     07/01/02    8,600,000      8,600,000
Wal-Mart Stores, Inc...................................   3.78     08/01/02   15,000,000     15,038,993
Wells Fargo & Company..................................  3.09-3.79 09/03/02   36,000,000     36,189,673
                         ..............................   2.94     05/01/03   15,000,000     15,521,698
                                                                                          -------------
                                                                                            872,479,637
                                                                                          -------------
PROMISSORY NOTES - 1.8%
Goldman Sachs Group, Inc.+.............................   1.88     09/16/02   25,000,000     25,000,000
                        +..............................   2.03     10/07/02   25,000,000     25,000,000
                        +..............................   2.32     12/05/02   25,000,000     25,000,000
                        +..............................   2.45     02/03/03   25,000,000     25,000,000
                                                                                          -------------
                                                                                            100,000,000
                                                                                          -------------

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         YIELD TO                PAR
                                                         MATURITY  MATURITY     VALUE         VALUE
-------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 5.6%
Federal Home Loan Bank.................................   2.33%    01/24/03  $25,000,000  $  25,000,000
                         ..............................   2.20     01/28/03   35,000,000     34,990,176
                         ..............................   2.38     02/04/03   10,000,000      9,997,432
                         ..............................  2.31-2.87 04/08/03   31,950,000     31,980,789
Federal Home Loan Mortgage Corporation.................   1.98     10/18/02   20,000,000     19,881,311
                         ..............................   2.23     01/02/03   25,000,000     24,714,149
Federal National Mortgage Association..................   1.95     10/01/02   40,000,000     39,800,667
                         ..............................   2.05     11/29/02   28,000,000     27,759,238
                         ..............................   2.08     12/16/02   25,000,000     24,757,333
                         ..............................   2.38     05/30/03   40,000,000     39,141,600
Inter-American Development Bank........................   2.18     10/04/02   35,000,000     35,355,123
                                                                                          -------------
                                                                                            313,377,818
                                                                                          -------------
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS* - 0.9%
Federal Home Loan Bank.................................  1.74-2.08 07/01/02   50,000,000     50,000,000
                                                                                          -------------
CERTIFICATES OF DEPOSIT - 3.3%
Associated Banc-Corp, Green Bay........................   2.35     02/10/03   45,000,000     45,002,752
                         ..............................   2.63     05/05/03   35,000,000     35,004,379
Bayerische Landesbank Girozentrale.....................   2.15     09/16/02   30,000,000     30,092,125
Canadian Imperial Bank of Commerce NY..................   2.45     03/04/03   50,000,000     50,015,490
Marine Midland Bank NA.................................   2.80     04/02/03   25,000,000     25,000,000
                                                                                          -------------
                                                                                            185,114,746
                                                                                          -------------
YANKEE NOTES - 0.3%
Quebec Province........................................   2.41     07/15/02   20,000,000     20,038,505
                                                                                          -------------
                                                                               SHARES
                                                                             -----------
MUTUAL FUNDS - 3.5%
Blackrock Provident Institutional Temp Fund............                        1,235,012      1,235,012
Dreyfus Cash Management Plus Fund......................                      182,576,139    182,576,139
Federated Prime Obligations Fund.......................                       13,888,005     13,888,004
                                                                                          -------------
                                                                                            197,699,155
                                                                                          -------------
                                                                              PAR VALUE
                                                                             -----------
REPURCHASE AGREEMENTS - 1.4%
Lehman Brothers Repurchase Agreement, dated 6/28/02,
with a maturity value of $78,612,647, collateralized by
U.S. Government Agency Obligations with rates ranging
from 3.70% to 5.25% and maturities ranging from 3/19/04
to 8/14/06, with an aggregatemarket value of
$80,177,487............................................   1.96     07/01/02  $78,600,000     78,600,000
                                                                                          -------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.6%                                              5,614,805,778

Other assets and liabilities, net - 0.4%                                                     24,540,802
                                                                                          -------------

NET ASSETS - 100.0%                                                                      $5,639,346,580
                                                                                          =============

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.
+    Illiquid security

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
    Investments, at value (Note 1)                    $  5,536,205,778
    Repurchase agreements                                   78,600,000
    Cash                                                         8,777
    Interest receivable                                     25,299,022
    Prepaid expenses                                             9,954
                                                      ----------------
        Total assets                                     5,640,123,531
                                                      ----------------
LIABILITIES
    Management fee payable (Note 2)                            836,304
    Accrued expenses                                           (59,353)
                                                      ----------------
        Total liabilities                                      776,951
                                                      ----------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS                                           $  5,639,346,580
                                                      ================

                            STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME
    Interest and dividends                            $     61,465,701
                                                      ----------------
EXPENSES
    Management fees (Note 2)                                 4,788,308
    Audit                                                       16,604
    Transaction fees                                             6,564
    Legal                                                        4,055
    Insurance                                                   24,134
    Trustees fees and expenses                                  15,446
    Miscellaneous                                               50,971
                                                      ----------------
        Total expenses                                       4,906,082
                                                      ----------------
NET INVESTMENT INCOME                                       56,559,619
                                                      ----------------
NET REALIZED GAIN ON INVESTMENTS                                47,616
                                                      ----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS            $     56,607,235
                                                      ================

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                SIX MONTHS
                                                   ENDED
                                               JUNE 30, 2002           YEAR ENDED
                                                (UNAUDITED)         DECEMBER 31, 2001
                                            -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income                   $       56,559,619     $      119,671,346
    Net realized gain on investments                    47,616                140,072
                                            ------------------     ------------------
        Net increase in net assets from
          operations                                56,607,235            119,811,418
                                            ------------------     ------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTEREST
    Contributions                               20,697,688,222         19,654,580,405
    Withdrawals                                (20,107,041,957)       (15,880,302,876)
                                            ------------------     ------------------
        Net increase from investors'
          transactions                             590,646,265          3,774,277,529
                                            ------------------     ------------------

NET INCREASE IN NET ASSETS                         647,253,500          3,894,088,947
NET ASSETS
    Beginning of period                          4,992,093,080          1,098,004,133
                                            ------------------     ------------------
    End of period                           $    5,639,346,580     $    4,992,093,080
                                            ==================     ==================

    The accompanying notes are an integral part of the financial statements.

                  MERRIMAC CASH PORTFOLIO - SUPPLEMENTAL DATA
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                           SIX MONTHS ENDED                            YEAR ENDED DECEMBER 31,
                            JUNE 30, 2002    ----------------------------------------------------------------------------
                             (UNAUDITED)          2001            2000            1999           1998           1997
                           ----------------  --------------  --------------  --------------  ------------  --------------
TOTAL RETURN (1)                    2.02%            4.26%           6.34%           5.16%         5.49%           5.52%

ANNUALIZED RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

  Net expenses                      0.17%            0.18%           0.19%           0.19%         0.15%           0.16%

  Net investment income             2.02             3.83            6.34            5.14          5.47            5.51

  Net expenses before
    waiver and
    reimbursements                    --               --              --              --          0.19            0.19

  Net assets, end of
    period (000s omitted)    $ 5,639,347      $ 4,992,093     $ 1,098,004     $ 1,081,493     $ 793,200     $ 1,384,848

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. The Portfolio declares no dividend or distribution, so there are no assumed reinvestments during the period. Total return is computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Master Portfolio (the "Portfolio Trust") is organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940, (the "1940 Act"), as an open-end management investment company with its principal offices in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio") is a separate diversified series of the Portfolio Trust.

       The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Cash Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

     B. SECURITIES TRANSACTIONS AND INCOME

       Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Cash Portfolio, accrued ratably to the date of maturity. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

     C. FEDERAL INCOME TAXES

       The Cash Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Cash Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

     D. FORWARD COMMITMENTS

       The Cash Portfolio may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Cash Portfolio does so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Cash Portfolio generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, it may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

     E. REPURCHASE AGREEMENTS

       It is the policy of the Cash Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, daily, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

(2)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Cash Portfolio retains Investors Bank & Trust Company -- Advisory Division (the "Adviser") as investment adviser to continuously review and monitor its investment program. Investors Bank & Trust Company ("Investors Bank") serves as custodian for the Portfolio Trust. Investors Fund Services (Ireland) Limited, a subsidiary of Investors Bank, serves as administrator. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting and transfer agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily net assets of the Cash Portfolio.

                            MERRIMAC CASH PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

       Allmerica Asset Management, Inc. ("AAM") serves as the Cash Portfolio's sub-adviser. For its services, AAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and
       0.06% on assets exceeding $1,000,000,000 of the Cash Portfolio. The Cash Portfolio does not pay a fee directly to its sub-adviser for such services.

       Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

(3)   INVESTMENT TRANSACTIONS

       Purchases and combined maturities and sales of money market instruments aggregated $35,066,854,469 and $34,489,452,700 respectively for the Cash Portfolio for the six months ended June 30, 2002.

(4)   LINE OF CREDIT

       The Portfolio Trust maintains a $150 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Because several investment companies participate there is no assurance that an individual portfolio will have access to the entire $150 million at any particular time. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the line of credit is allocated among the portfolios. The Cash Portfolio had no borrowings during the six months ended June 30, 2002.